                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  7101 W. 78th Street
          Suite 201
          Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew S. Wyatt
Title:  Chief Executive Officer
Phone:  (952) 229-8101

Signature, Place, and Date of Signing:

   /s/ Andrew S. Wyatt      Minneapolis, Minnesota         May 13, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number      Name
    --------------------      ----
    28-01190                  Frank Russell Company

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          98

Form 13F Information Table Value Total:    $497,879
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Column 1                       Column 2      Column 3  Column 4     Column 5     Column 6 Column 7       Column 8
--------                     --------------- --------- -------- ---------------- -------- -------- --------------------
                                                                                                     VOTING AUTHORITY
                                                                                                   --------------------
                                                        VALUE   SHRS OR SH/ PUT/           OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000) PRN AMT PRN CALL INV DISC   MGR     SOLE  SHARED  NONE
--------------               --------------- --------- -------- ------- --- ---- -------- -------- ------ ------ ------
Adobe Sys Inc                COM             00724F101   9933   280824  SH       DEFINED           280824
Adobe Sys Inc                COM             00724F101  14081   398113  SH       SOLE               50672        347441
Alliant Techsystems Inc      COM             018804104    681     8376  SH       DEFINED             8376
Alliant Techsystems Inc      COM             018804104    987    12144  SH       SOLE                1452         10692
Amazon Com Inc               COM             023135106   3164    23307  SH       DEFINED            23307
Amazon Com Inc               COM             023135106   4599    33876  SH       SOLE                4289         29587
Anadarko Petre Corp          COM             032511107   5264    72275  SH       DEFINED            72275
Anadarko Petre Corp          COM             032511107   7549   103648  SH       SOLE               13196         90452
Apollo Group Inc             CL A            037604105   5824    95030  SH       DEFINED            95030
Apollo Group Inc             CL A            037604105   8270   134934  SH       SOLE               16734        118200
Apple Inc                    COM             037833100  13558    57694  SH       DEFINED            57694
Apple Inc                    COM             037833100  19299    82124  SH       SOLE               10396         71728
ATS Med Inc                  COM             002083103     26    10000  SH       SOLE                             10000
Baidu Inc                    Spon ADR Rep A  056752108   1997     3345  SH       DEFINED             3345
Baidu Inc                    Spon ADR Rep A  056752108   2910     4874  SH       SOLE                 626          4248
Bank of America Corporation  COM             060505104   4344   243342  SH       DEFINED           243342
Bank of America Corporation  COM             060505104   6236   349383  SH       SOLE               44389        304994
Best Buy Inc                 COM             086516101   1732    40725  SH       DEFINED            40725
Best Buy Inc                 COM             086516101   2513    59083  SH       SOLE                7537         51546
Brocade Communications
  Sys I                      COM New         111621306   1585   277530  SH       DEFINED           277530
Brocade Communications
  Sys I                      COM New         111621306   2197   384711  SH       SOLE               49503        335208
Celgene Corp                 COM             151020104   4258    68728  SH       DEFINED            68728
Celgene Corp                 COM             151020104   6169    99568  SH       SOLE               12635         86933
Coca Cola Co                 COM             191216100    282     5122  SH       SOLE                2586          2536
Colgate Palmolive Co.        COM             194162103   2069    24272  SH       DEFINED            24272
Colgate Palmolive Co.        COM             194162103   3194    37463  SH       SOLE                6299         31164
Costco Whsl Corp New         COM             22160k105   2820    47236  SH       DEFINED            47236
Costco Whsl Corp New         COM             22160k105   4132    69208  SH       SOLE                8691         60517
Disney Walt Co               COM Disney      254687106   2686    76944  SH       DEFINED            76944
Disney Walt Co               COM Disney      254687106   3887   111337  SH       SOLE               14140         97197
Fluor Corp New               COM             343412102   4476    96233  SH       DEFINED            96233
Fluor Corp New               COM             343412102   6320   135891  SH       SOLE               17193        118698
FPL Group Inc                COM             302571104   1772    36671  SH       DEFINED            36671
FPL Group Inc                COM             302571104   2472    51155  SH       SOLE                6475         44680

Column 1                    Column 2      Column 3  Column 4      Column 5      Column 6 Column 7        Column 8
--------                  --------------- --------- -------- ------------------ -------- -------- ----------------------
                                                                                                     VOTING AUTHORITY
                                                                                                  ----------------------
                                                     VALUE    SHRS OR  SH/ PUT/           OTHER
NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL INV DISC   MGR     SOLE  SHARED   NONE
--------------            --------------- --------- -------- --------- --- ---- -------- -------- ------ ------ --------
General MLS Inc           COM             370334104   2828       39948 SH       DEFINED            39948
General MLS Inc           COM             370334104   4050       57211 SH       SOLE                7279           49932
Gilead Sciences Inc       COM             375558103   7270      159881 SH       DEFINED           159881
Gilead Sciences Inc       COM             375558103  10397      228653 SH       SOLE               29066          199587
Goldman Sachs Group Inc   COM             38141g104   3562       20874 SH       DEFINED            20874
Goldman Sachs Group Inc   COM             38141g104   5033       29496 SH       SOLE                3743           25753
Google Inc                CL A            38259p508   2346        4136 SH       DEFINED             4136
Google Inc                CL A            38259p508   3272        5769 SH       SOLE                 721            5048
Guess Inc                 COM             401617105   2274       48398 SH       DEFINED            48398
Guess Inc                 COM             401617105   3108       66148 SH       SOLE                8403           57745
Halliburton Co            COM             406216101    532       17653 SH       SOLE                3401           14252
Hewlett Packard Co        COM             428236103  11892      223752 SH       DEFINED           223752
Hewlett Packard Co        COM             428236103  16949   318893.84 SH       SOLE               40490        278403.8
Honeywell Int Inc         COM             438516106   6164      136153 SH       DEFINED           136153
Honeywell Int Inc         COM             438516106   8744      193150 SH       SOLE               24486          168664
IntercontinentalExchange
  Inc                     COM             45865v100   2582       23014 SH       DEFINED            23014
IntercontinentalExchange
  Inc                     COM             45865v100   3736       33306 SH       SOLE                4216           29090
IShares TR Index          Russell1000GRW  464287614  26115      502700 SH       SOLE                              502700
MasterCard Inc            CL A            57636q104   3987       15698 SH       DEFINED            15698
MasterCard Inc            CL A            57636q104   5619   22123.202 SH       SOLE                2800         19323.2
Microsoft Corp            COM             594918104   1419       48464 SH       DEFINED            48464
Microsoft Corp            COM             594918104   2016       68849 SH       SOLE                8260           60589
Monsanto Co New           COM             61166w101   5945       83246 SH       DEFINED            83246
Monsanto Co New           COM             61166w101   8389      117461 SH       SOLE               14851          102610
Myriad Genetics Inc       COM             62855j104   4821      200471 SH       DEFINED           200471
Myriad Genetics Inc       COM             62855j104   6893      286593 SH       SOLE               36311          250282
Nordstrom Inc             COM             655664100   2361       57806 SH       DEFINED            57806
Nordstrom Inc             COM             655664100   3411       83510 SH       SOLE               10514           72996
NuVasive Inc              COM             670704105   1035       22902 SH       DEFINED            22902
NuVasive Inc              COM             670704105   1491       32997 SH       SOLE                4377           28620
Oracle Corp               COM             68389x105   8507      330867 SH       DEFINED           330867
Oracle Corp               COM             68389x105  12173      473465 SH       SOLE               60106          413359
Petrohawk Energy Corp     COM             716495106   5799      285956 SH       DEFINED           285956
Petrohawk Energy Corp     COM             716495106   8299      409238 SH       SOLE               52088          357150
Philip Morris Intl Inc    COM             718172109   7046      135081 SH       DEFINED           135081
Philip Morris Intl Inc    COM             718172109   9316      178597 SH       SOLE               17852          160745
Priceline Com Inc         COM New         741503403   1514        5936 SH       DEFINED             5936
Priceline Com Inc         COM New         741503403   2192        8596 SH       SOLE                1091            7505
Qualcomm Inc              COM             747525103   8703      207419 SH       DEFINED           207419
Qualcomm Inc              COM             747525103  12329   293824.95 SH       SOLE               37313          256512

Column 1                        Column 2      Column 3  Column 4      Column 5      Column 6 Column 7       Column 8
--------                      --------------  --------- -------- ------------------ -------- -------- --------------------
                                                                                                        VOTING AUTHORITY
                                                                                                      --------------------
                                                         VALUE    SHRS OR  SH/ PUT/           OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT  PRN CALL INV DISC   MGR     SOLE  SHARED  NONE
--------------                --------------  --------- -------- --------- --- ---- -------- -------- ------ ------ ------
Schlumberger Ltd               COM            806857108   4207       66291 SH       DEFINED            66291
Schlumberger Ltd               COM            806857108   5115       80603 SH       SOLE                8642         71961
Scripps Networks Interact IN   CL A COM       811065101   2386       53803 SH       DEFINED            53803
Scripps Networks Interact IN   CL A COM       811065101   3355       75658 SH       SOLE                9639         66019
St. Jude Med Inc               COM            790849103   2618       63774 SH       DEFINED            63774
St. Jude Med Inc               COM            790849103   3667       89328 SH       SOLE               11331         77997
Target Corp                    COM            87612e106   3642       69246 SH       DEFINED            69246
Target Corp                    COM            87612e106   5163       98163 SH       SOLE               11962         86201
Terex Corp                     COM            880779103   3059      134686 SH       DEFINED           134686
Terex Corp                     COM            880779103   4423      194758 SH       SOLE               24719        170039
Teva Pharm Inds Ltd            ADR            881624209   3758       59581 SH       DEFINED            59581
Teva Pharm Inds Ltd            ADR            881624209   5387       85397 SH       SOLE               10798         74599
Textron Inc                    COM            883203101   4398      207160 SH       DEFINED           207160
Textron Inc                    COM            883203101   6309      297173 SH       SOLE               37702        259471
United States Stl Corp New     COM            912909108   1973       31065 SH       DEFINED            31065
United States Stl Corp New     COM            912909108   2843       44751 SH       SOLE                5760         38991
Vanguard Index FDS             STK MRK ETF    922908769    417        7000 SH       SOLE                              7000
Weatherford Intl LT            REG            h27013103   2854      179966 SH       DEFINED           179966
Weatherford Intl LT            REG            h27013103   4204      265052 SH       SOLE               32460        232592
Wellpoint Inc                  COM            94973v107   2759       42861 SH       DEFINED            42861
Wellpoint Inc                  COM            94973v107   3996       62067 SH       SOLE                7863         54204
Western Un Co                  COM            959802109   6577      387777 SH       DEFINED           387777
Western Un Co                  COM            959802109   9321   549583.96 SH       SOLE               69802        479782
XATA Corp                      COM New        983882309     43       12017 SH       SOLE                             12017